Income taxes (Tables)	12 Months Ended
Mar. 31, 2022
Components of Income Tax Expense (Benefit)
The following table presents the components of Income tax expense (benefit) for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022

	(in millions of yen)
Current:
Domestic	96,231	81,023	42,401
Foreign	52,885	78,992	71,947

Total current tax expense	149,116	160,015	114,348

Deferred:
Domestic	(111,341)	55,927	(256,093)
Foreign	9,400	(5,226)	728

Total deferred tax expense (benefit)	(101,941)	50,701	(255,365)

Total income tax expense (benefit)	47,175	210,716	(141,017)

Detailed Amounts of Tax Effects of Items Recorded Directly in Equity
The preceding table does not reflect the tax effects of items recorded directly in Equity for the fiscal years ended March 31, 2020, 2021 and 2022. The detailed amounts recorded directly in Equity are as follows:

	2020	2021	2022

	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(10,012)	(2,810)	(16,489)
Less: reclassification adjustments	(8,410)	7,195	8,504

Total	(18,422)	4,385	(7,985)

Defined benefit plan adjustments:
Unrealized gains (losses)	(52,888)	143,653	(9,020)
Less: reclassification adjustments	(1,765)	(1,424)	(7,748)

Total	(54,653)	142,229	(16,768)

Own credit risk adjustments:
Unrealized gains (losses)	5,052	919	1,745
Less: reclassification adjustments	387	(1,911)	271

Total	5,439	(992)	2,016

Total tax effect before allocation to noncontrolling interests	(67,636)	145,622	(22,737)

Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense
The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to the actual income tax expense for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022

	(in millions of yen, except tax rates)

Income (loss) before income tax expense (benefit)	153,490	1,028,764	(242,488)
Effective statutory tax rate	30.62%	30.62%	30.62%

Income tax calculated at the statutory tax rate	46,999	315,007	(74,250)
Income not subject to tax	(7,758)	(7,446)	(10,219)
Expenses not deductible for tax purposes	1,290	728	828
Tax rate differentials of subsidiaries	(5,756)	(9,252)	(8,035)
Change in valuation allowance	5,984	(39,410)	16,196	(Note)
Noncontrolling interest income (loss) of consolidated VIEs	14,796	(70,143)	5,088
Effect of enacted change in tax rates	(210)	(213)	(29)
Reversal of outside basis differences	—	—	(122,633	) (Note)
Foreign tax credit and payments	1,823	1,657	40,228
Income excluded from taxable income of enterprise ta x	(4,040)	(5,076)	(6,944)
Oth e r	(5,953)	24,864	18,753

Income tax expense (benefi t )	47,175	210,716	(141,017)

Note:
These amounts for the fiscal year ended March 31, 2022 mainly represent the reversal of an outside basis difference related to the share buyback conducted by MHSC in response to improving the capital position and aligning to the MHFG Group’s capital policy and the related increase in the valuation allowance.

Components of Net Deferred Tax Assets (Liabilities)
The components of n
e
t deferred tax assets (liabilities) at March 31, 2021 and 2022 are as follows:

	2021	2022

	(in millions of yen)
Deferred tax assets:
Allowance for credit losses	247,983	292,277
Lease liabilities	195,629	183,537
Trading securities	8,519	118,242
Premises and equipment	64,389	65,051
Derivative financial instruments	14,893	52,321
Available-for-sale securities	1,164	8,313
Net operating loss carryforwards (1)	151,383	183,410	(2)
Other	237,730	223,564

	921,690	1,126,715
Valuation allowance (1)	(129,150)	(163,164	) (2)

Deferred tax assets, net of valuation allowance	792,540	963,551

Deferred tax liabilities:
Prepaid pension cost and accrued pension liabilities	292,397	221,256
Investments	259,276	213,398
Right-of-use assets	188,902	176,591
Other	83,952	104,020

Deferred tax liabilities	824,527	715,265

Net deferred tax assets (liabilities)	(31,987)	248,286

Notes:
(1)
The amount includes ¥85,001 million and ¥73,736 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 20
2
1 and 2022, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥56,928 million and ¥46,734 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.

(2)
The amount includes ¥26,633 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2022. The tax effect of the net operating loss carryforwards is substantially offset by ¥24,675 million of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.

Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction
The following table and accompanying footnotes provide a breakdown of deferred tax assets and the valuation allowance recognized in respect of net operating loss carryforwards by tax jurisdiction and by year of expiration as of March 31, 2021 and 2022:

	Deferred tax assets	Valuation allowance	Deferred tax assets, net of valuation allowance

	(in billions of yen)
2021
Japan (1)	94	(64)	30
The United States	2	—	2
The United Kingdom (2)	54	(54)	—
Others	1	—	1

Total	151	(118)	33

2022
Japan (3)	106	(77)	29
The United States	1	—	1
The United Kingdom (2)	75	(75)	—
Others	1	—	1

Total	183	(152)	31

Notes:
(1)	¥85 billion of the Japan deferred tax assets of ¥94 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.
(2)	The United Kingdom net operating loss carryforwards may be carried forward indefinitely for tax purposes.
(3)
¥74 billion of the Japan deferred tax assets of ¥106 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026. ¥27 billion of the Japan deferred tax assets of ¥106 billion is related to MHFG, which is substantially offset by a valuation allowance, and will mostly
expire during the fiscal year ending March 31, 2032.

Roll-forward Valuation Allowance
The following table presents a roll-forward of the valuation allowance for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022

	(in millions of yen)
Balance at beginning of fiscal year	158,581	165,278	129,150
Changes that directly affected Income tax expense	5,984	(39,410)	16,196
Changes that did not affect Income tax expense:
Expiration of net operating loss carryforwards	—	—	—
Others	713	3,282	17,818

Tota l	713	3,282	17,818

Balance at end of fiscal year	165,278	129,150	163,164

Net Operating Losses Carryforwards by Expiration Date
At March 31, 2022, the MHFG Group had net operating loss carryforwards totaling ¥589 billion. These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards (1)
(in billions of yen)

Fiscal year ending March 31:
2023	—
2024	—
2025	—
2026	246
2027	3
2028 and thereafter (2)	340

Total	589

Notes:
(1)
Net operating loss carryforwards related to Japanese local taxes recorded at MHFG in the fiscal year ended March 31, 2022 in the amount of ¥499 billion (tax effected ¥24 billion) are not included in the table. The net operating loss carryforwards is fully offset by valuation allowance and will expire during the fiscal year ending March 31, 2032.

(2)	Including the net operating loss carryforwards which may be carried forward indefinitely in the United Kingdom.

Roll-forward of Unrecognized Tax Benefits
The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022

	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	12,323	3,374	4,401

Gross amount of increases (decreases) related to positions taken during prior years	199	455	(576)
Gross amount of increases related to positions taken during the current year	328	524	954
Amount of decreases related to settlements	(9,420)	—	—
Foreign exchange translation	(56)	48	466

Total unrecognized tax benefits at end of fiscal year	3,374	4,401	5,245